Government assistance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of government grants [Line Items]
Total government assistance	$ 3,891	$ 4,482
Direct cost of revenues
Disclosure of government grants [Line Items]
Total government assistance	291	653
General and administrative
Disclosure of government grants [Line Items]
Total government assistance	674	681
Research and development
Disclosure of government grants [Line Items]
Total government assistance	2,796	3,006
Sales and marketing
Disclosure of government grants [Line Items]
Total government assistance	$ 130	$ 142